UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders of the Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”), a series of the 360 Funds (the “registrant”), for the period ended March 31, 2026 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Timber Point Global Allocations Fund	SEMI-ANNUAL REPORT

Institutional Class (CGHIX)

March 31, 2026 (Unaudited)

This semi-annual report to shareholders contains important information of the Timber Point Global Allocations Fund (the “Global Fund”) for the six months ended March 31, 2026. You can find the Global Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/global-allocations-fund-cghix/. You can also request this information without charge by contacting the Global Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$81	1.65%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$29,603,148	Investment Advisory Fees Paid	$106,681
Number of Portfolio Holdings	40	Portfolio Turnover Rate	92%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Equity Funds	50.98%	Communication Services	3.09%
Cash and Cash Equivalents	10.90%	Alternative Funds	2.09%
Information Technology	10.53%	Materials	1.99%
Debt Funds	4.85%	Asset Allocation Fund	1.58%
Financials	3.95%	Consumer Staples	1.48%
Health Care	3.93%	Consumer Discretionary	1.30%
Industrials	3.32%	Asset-backed and Mortgage-backed securities	0.01%

Top Ten Holdings (as a % of Net Assets)
State Street SPDR S&P 500 ETF Trust	10.98%	State Street SPDR S&P Biotech ETF	3.88%
Federated Hermes Government Obligations Fund	10.87%	Microsoft Corp.	3.75%
Invesco S&P 500 Equal Weight ETF	5.19%	Immix Biopharma, Inc.	3.69%
iShares 7-10 Year Treasury Bond ETF	4.84%	NVIDIA Corp.	3.53%
Direxion Daily S&P 500 Bull 3X ETF	4.68%	iShares Core S&P Mid-Cap ETF	3.19%

Availability of Additional Information

You can find additional information about the Global Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.timberpointcapital.com/global-allocations-fund-cghix/. You can also request this information by contacting us at (877) 244-6235.

Householding

To reduce Global Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Global Fund documents not be householded, please contact the Global Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Global Fund.

Timber Point Alternative Income Fund	SEMI-ANNUAL REPORT

Institutional Class (AIIFX)

March 31, 2026 (Unaudited)

This semi-annual report to shareholders contains important information of the Timber Point Alternative Income Fund (the “Income Fund”) for the six months ended March 31, 2026. You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/alternative-income-aiifx/. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$86	1.72%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$26,839,926	Investment Advisory Fees Paid	$94,689
Number of Portfolio Holdings	30	Portfolio Turnover Rate	15%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Debt Funds	65.00%	Alternative Funds	1.44%
Equity Funds	18.15%	Asset Allocation Fund	0.57%
Cash and Cash Equivalents	10.40%	Asset-backed and Mortgage-backed securities	0.03%
Financials	4.41%

Top Ten Holdings (as a % of Net Assets)
State Street DoubleLine Total Return Tactical ETF	11.84%	Vanguard Short-Term Corporate Bond ETF	5.17%
State Street SPDR Portfolio Aggregate Bond ETF	11.45%	State Street SPDR Bloomberg High Yield Bond ETF	4.46%
Federated Hermes Government Obligations Fund	10.41%	Blackstone Secured Lending Fund	4.41%
State Street SPDR Bloomberg Short Term High Yield Bond ETF	9.31%	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	4.21%
State Street SPDR Portfolio Corporate Bond ETF	6.49%	Vanguard International High Dividend Yield ETF	4.21%

Availability of Additional Information

You can find additional information about the Income Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.timberpointcapital.com/alternative-income-aiifx/. You can also request this information by contacting us at (877) 244-6235.

Householding

To reduce Income Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Income Fund documents not be householded, please contact the Income Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Income Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Timber Point Global Allocations Fund

Institutional Class Shares (Ticker Symbol: CGHIX)

Timber Point Alternative Income Fund

Institutional Class Shares (Ticker Symbol: AIIFX)

Series of the

360 Funds

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2026

Investment Adviser:

Timber Point Capital Management, LLC

4 Westchester Park Drive, Suite 100

White Plains, NY 10604

1-877-244-6235

www.timberpointcapital.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 28.57%	Shares	Value

Aerospace & Defense - 3.31%
AeroVironment, Inc. (a)	1,000	$183,050
Boeing Co. (a)	4,000	796,120
		979,170
Agriculture - 1.47%
Archer-Daniels-Midland Co.	6,000	436,140

Biotechnology - 3.69%
Immix Biopharma, Inc. (a)	120,000	1,093,200

Computers - 2.46%
International Business Machines Corp.	3,000	727,170

Home Builders - 1.30%
DR Horton, Inc.	2,800	384,216

Internet - 3.08%
Netflix, Inc. (a)	9,500	913,425

Investment Companies - 3.76%
Blackstone Secured Lending Fund	37,500	888,375
Core Scientific, Inc. (a)	15,000	224,400
		1,112,775
Mining - 1.99%
Freeport-McMoRan, Inc.	10,000	587,800

Pharmaceuticals - 0.23%
Inhibikase Therapeutics, Inc. (a)	40,000	67,200

Semiconductors - 3.53%
NVIDIA Corp.	6,000	1,046,400

Software - 3.75%
Microsoft Corp.	3,000	1,110,510

TOTAL COMMON STOCK (Cost $8,654,947)		8,458,006

CLOSED-END FUND - 0.93%

Equity Fund - 0.93%
Royce Small-Cap Trust, Inc.	16,668	276,689

TOTAL CLOSED-END FUND (Cost $250,000)		276,689

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 55.76%	Shares	Value

Alternative Funds - 2.09%
iShares Ethereum Trust ETF (a)	10,000	$158,300
VanEck Bitcoin ETF/U.S. (a)	24,000	459,840
		618,140
Debt Fund - 4.84%
iShares 7-10 Year Treasury Bond ETF	15,000	1,431,600

Equity Funds - 48.83%
Direxion Daily S&P 500 Bull 3X ETF	7,500	1,386,675
Invesco S&P 500 Equal Weight ETF	8,000	1,535,360
iShares China Large-Cap ETF	10,000	359,000
iShares Core S&P Mid-Cap ETF	14,000	945,420
iShares Core S&P Small-Cap ETF	4,300	534,533
iShares Expanded Tech-Software Sector ETF (a)	10,500	840,525
iShares Latin America 40 ETF	10,000	355,200
iShares MSCI Emerging Markets ex China ETF	10,000	786,600
iShares MSCI Hong Kong ETF	15,000	346,350
iShares MSCI Japan ETF	2,500	211,100
State Street SPDR S&P 500 ETF Trust	5,000	3,251,700
State Street SPDR S&P 600 Small Cap Growth ETF	7,500	724,650
State Street SPDR S&P Biotech ETF	9,000	1,149,570
State Street SPDR S&P Regional Banking ETF	10,000	651,500
VanEck BDC Income ETF	15,000	192,000
VanEck Uranium and Nuclear ETF	3,000	399,570
Vanguard Small-Cap ETF	3,000	785,760
		14,455,513

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,938,166)		16,505,253

MUTUAL FUNDS - 3.59%

Asset Allocation Fund - 1.58%
Gator Capital Long/Short Fund	8,374	466,923

Equity Fund - 2.01%
LS Opportunity Fund - Institutional Class	33,212	595,154

TOTAL MUTUAL FUNDS (Cost $1,065,263)		1,062,077

BONDS & NOTES - 0.01%	Principal Amount

ASSET-BACKED SECURITY - 0.00%
Countrywide Asset-Backed Certificates, 4.143%, due 10/25/2017 (c) (d)	$1,071	953

Total Asset Backed Securities (Cost $1,071)		953

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 0.01% (continued)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	$679	$599
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.889%, due 09/25/2036 (c)	6,054	1,554

Total Mortgage-Backed Securities (Cost $3,997)		2,153

TOTAL BONDS & NOTES (Cost $5,068)		3,106

	Shares
SHORT-TERM INVESTMENT - 10.87%
Federated Hermes Government Obligations Fund - Institutional Shares, 3.52% (b)	3,216,638	3,216,638

TOTAL SHORT-TERM INVESTMENT (Cost $3,216,638)		3,216,638

INVESTMENTS AT VALUE (Cost $29,130,082) - 99.73%		$29,521,769

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.27%		81,379

NET ASSETS - 100.00%		$29,603,148

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day effective yield at March 31, 2026, is subject to change and resets daily.
(c)	Variable rate security - Interest rate shown represents the rate on March 31, 2026.
(d)	Principal payments are still being received, not yet matured.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

BDC - Business Development Companies

ETF - Exchange-Traded Fund

LS - Long-Short

Ltd. - Limited

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 4.41%	Shares	Value

Investment Company - 4.41%
Blackstone Secured Lending Fund	50,000	$1,184,500

TOTAL COMMON STOCK (Cost $1,314,459)		1,184,500

CLOSED-END FUNDS - 2.12%

Asset Allocation Fund - 0.57%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	20,028	153,615

Equity Fund - 1.55%
Royce Small-Cap Trust, Inc.	24,975	414,585

TOTAL CLOSED END FUNDS (Cost $519,196)		568,200

EXCHANGE-TRADED FUNDS - 83.16%

Alternative Funds - 1.44%
iShares Ethereum Trust ETF (a)	5,000	79,150
VanEck Bitcoin ETF/U.S.(a)	16,000	306,560
		385,710
Debt Funds - 65.09%
BondBloxx Private Credit CLO ETF	17,500	860,475
iShares 1-3 Year Treasury Bond ETF	10,000	825,700
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	50,000	1,131,000
iShares Broad USD High Yield Corporate Bond ETF	25,000	921,000
State Street DoubleLine Total Return Tactical ETF	80,000	3,178,400
State Street SPDR Bloomberg High Yield Bond ETF	12,500	1,196,500
State Street SPDR Bloomberg Short Term High Yield Bond ETF	100,000	2,498,000
State Street SPDR Portfolio Aggregate Bond ETF	120,000	3,074,400
State Street SPDR Portfolio Corporate Bond ETF	60,000	1,741,800
State Street SPDR Portfolio Long Term Treasury ETF	25,000	657,500
Vanguard Short-Term Corporate Bond ETF	17,500	1,387,225
		17,472,000
Equity Funds - 16.63%
Direxion Daily S&P 500 Bull 3X ETF	2,000	369,780
Invesco S&P 500 Equal Weight ETF	1,000	191,920
iShares Select Dividend ETF	4,500	681,345
JPMorgan Equity Premium Income ETF	8,000	453,440
State Street SPDR S&P Regional Banking ETF	10,000	651,500
State Street Utilities Select Sector SPDR ETF	7,500	344,175
VanEck BDC Income ETF	50,000	640,000
Vanguard International High Dividend Yield ETF	12,000	1,130,880
		4,463,040

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,023,948)		22,320,750

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 0.04%	Principal Amount	Value

ASSET-BACKED SECURITIES 0.01%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.588%, due 12/25/2033 (c)	$17	$60
Countrywide Asset-Backed Certificates, 4.143%, due 10/25/2017 (c) (d)	3,214	2,858
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029 (c)	2	2

Total Asset-Backed Securities (Cost $3,232)		2,920

MORTGAGE-BACKED SECURITIES - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,037	1,797
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.889%, due 09/25/2036 (c)	18,163	4,662

Total Mortgage-Backed Securities (Cost $11,930)		6,459

TOTAL BONDS & NOTES (Cost $15,162)		9,379

SHORT-TERM INVESTMENT - 10.41%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 3.52% (b)	2,795,148	2,795,148

TOTAL SHORT TERM INVESTMENT (Cost $2,795,148)		2,795,148

INVESTMENTS AT VALUE (Cost $26,667,912) - 100.14%		$26,877,977

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.14%)		(38,051)

NET ASSETS - 100.00%		$26,839,926

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day effective yield at March 31, 2026, is subject to change and resets daily.
(c)	Variable rate security - Interest rate shown represents the rate on March 31, 2026.
(d)	Principal payments are still being received, not yet matured.

The following abbreviations are used in this portfolio:

BDC - Business Development Company

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

S&P - Standard and Poors

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund	Timber Point Alternative Income Fund
Assets:
Investments in securities:
At cost	$29,130,082	$26,667,913
At value	$29,521,769	$26,877,977
Receivables:
Interest	9,273	8,140
Dividends	37,890	38,500
Fund shares sold	213,649	189,159
Prepaid expenses and other assets	8,078	9,808
Total assets	29,790,659	27,123,584

Liabilities:
Payables:
Investment securities purchased	151,973	249,493
Fund shares redeemed	—	4,774
Due to adviser	19,118	14,152
Due to administrator	11,825	10,817
Accrued Trustee fees	2,480	2,480
Accrued expenses	2,115	1,942
Total liabilities	187,511	283,658
Net Assets	$29,603,148	$26,839,926

Sources of Net Assets:
Paid-in capital	$33,280,506	$29,565,694
Total accumulated losses	(3,677,358)	(2,725,768)
Total Net Assets	$29,603,148	$26,839,926

Institutional Class Shares:
Net assets	$29,603,148	$26,839,926
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	2,850,485	3,334,008
Net Asset Value, Offering and Redemption Price Per Share	$10.39	$8.05

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF OPERATIONS

March 31, 2026	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund	Timber Point Alternative Income Fund

	For the	For the
	Six Months Ended	Six Months Ended
	March 31, 2026	March 31, 2026
	(Unaudited)	(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$250,826	$715,904
Interest	61,390	46,150
Total investment income	312,216	762,054

Expenses:
Management fees (Note 6)	133,255	105,546
Accounting and transfer agent fees and expenses	64,292	60,281
Non-12b-1 shareholder servicing expense	17,078	16,142
Legal fees	10,801	10,801
Trustee fees and expenses	8,693	8,780
Compliance officer fees	8,448	8,290
Audit fees	6,483	6,483
Reports to shareholders	6,331	6,951
Pricing fees	4,762	4,793
Miscellaneous	4,015	4,467
Custodian fees	3,452	2,687
Registration and filing fees	3,174	3,641
Insurance	1,878	1,848
Total expenses	272,662	240,710
Less:
Fees waived by Adviser (Note 6)	(24,768)	(10,857)
Fees waived by Adviser for affiliated holdings (Note 6)	(1,806)	—
Fees waived by Administrator (Note 6)	(1,591)	(2,628)
Net expenses	244,497	227,225

Net investment income	67,719	534,829

Realized and unrealized gain:
Net realized gain on:
Unaffiliated Investments	548,524	83,138
Long-term capital gain distributions from Unaffiliated Investments	46,425	—
Affiliated Investments	103,142	—
Net realized gain on investments	698,091	83,138

Net change in unrealized depreciation on:
Unaffiliated Investments	(1,348,141)	(731,274)
Affiliated Investments	(109,394)	—
Net change in unrealized depreciation on investments	(1,457,535)	(731,274)

Net realized & unrealized loss on investments	(759,444)	(648,136)

Net decrease in net assets resulting from operations	$(691,725)	$(113,307)

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$67,719	$115,045
Net realized gain from investments	698,091	1,040,606
Net change in unrealized appreciation (depreciation) on investments	(1,457,535)	970,287
Net increase (decrease) in net assets resulting from operations	(691,725)	2,125,938

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(78,545)	(141,457)
Total distributions	(78,545)	(141,457)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	6,682,281	7,091,527
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	59,622	117,781
Payments for shares redeemed:
Institutional Class	(3,428,758)	(2,011,617)
Increase in net assets from transactions in shares of beneficial interest	3,313,145	5,197,691

Increase in net assets	2,542,875	7,182,172

Net Assets:
Beginning of year/period	27,060,273	19,878,101

End of year/period	$29,603,148	$27,060,273

Capital share activity:
Institutional Class:
Shares Sold	629,005	702,327
Shares Reinvested	5,515	12,180
Shares Redeemed	(315,612)	(209,976)
Net increase in shares of beneficial interest outstanding	318,908	504,531

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	Timber Point Alternative Income Fund

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$534,829	$857,947
Net realized gain from investments	83,138	149,254
Net change in unrealized appreciation (depreciation) on investments	(731,274)	51,503
Net increase (decrease) in net assets resulting from operations	(113,307)	1,058,704

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(953,231)	(558,891)
Total distributions	(953,231)	(558,891)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	4,116,407	11,442,347
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	877,951	550,873
Payments for shares redeemed:
Institutional Class	(3,421,523)	(4,989,323)

Increase in net assets from transactions in shares of beneficial interest	1,572,835	7,003,897

Increase in net assets	506,297	7,503,710

Net Assets:
Beginning of year/period	26,333,629	18,829,919

End of year/period	$26,839,926	$26,333,629

Capital share activity:
Institutional Class:
Shares Sold	496,939	1,408,182
Shares Reinvested	108,122	69,467
Shares Redeemed	(411,759)	(617,657)
Net increase in shares of beneficial interest outstanding	193,302	859,992

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years/period indicated.

	Timber Point Global Allocations Fund

	Institutional Class
	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022 (a)	For the Year Ended September 30, 2021 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.69		$9.81	$8.11	$8.16	$10.25	$9.11

Investment Operations:
Net investment income (loss) (1)	0.02		0.05	0.04	0.10	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	(0.29)		0.90	1.72	(0.06)	(2.13)	1.24
Total from investment operations	(0.27)		0.95	1.76	0.04	(2.09)	1.20

Distributions:
From net investment income	(0.03)		(0.07)	(0.06)	(0.09)	—	(0.06)
Total distributions	(0.03)		(0.07)	(0.06)	(0.09)	—	(0.06)

Net Asset Value, End of Year/Period	$10.39		$10.69	$9.81	$8.11	$8.16	$10.25

Total Return (2)	(2.57	)%(5)	9.73%	21.78%	0.49%	(20.39)%	13.20%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$29,603		$27,060	$19,878	$15,686	21,544	$35,239

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	1.84	%(6)	2.04%	2.23%	2.32%	2.00%	1.79%
After fees waived and expenses reimbursed	1.65	%(6)	1.62%	1.59%	1.47%	1.55%	1.58%

Ratios of expenses to average net assets (excluding dividends on securities sold short and interest on margin account) (3):
Before fees waived and expenses reimbursed	1.84	%(6)	2.04%	2.23%	2.32%	1.95%	1.72%
After fees waived and expenses reimbursed	1.65	%(6)	1.62%	1.59%	1.47%	1.50%	1.50%

Ratios of net investment income (loss) to average net assets (3) (4)	0.46	%(6)	0.54%	0.45%	1.17%	0.39%	(0.42)%

Portfolio turnover rate	92	%(5)	198%	187%	257%	351%	374%

(a)	Amounts for the years ended September 30, 2021 and September 30, 2022 are consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Timber Point Alternative Income Fund

	Institutional Class
	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$8.38		$8.26	$7.45	$7.40	$8.56	$8.32

Investment Operations:
Net investment income (1)	0.17		0.30	0.21	0.21	0.14	0.18
Net realized and unrealized gain (loss) on investments	(0.20)		0.03	0.78	0.02	(1.15)	0.26
Total from investment operations	(0.03)		0.33	0.99	0.23	(1.01)	0.44

Distributions:
From net investment income	(0.30)		(0.21)	(0.18)	(0.18)	(0.15)	(0.20)
Total distributions	(0.30)		(0.21)	(0.18)	(0.18)	(0.15)	(0.20)

Net Asset Value, End of Year/Period	$8.05		$8.38	$8.26	$7.45	$7.40	$8.56

Total Return (2)	(0.39	)%(5)	4.09%	13.42%	3.22%	(12.03)%	5.30%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$26,840		$26,334	$18,830	$13,810	$12,710	$17,419

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	1.82	%(6)	1.89%	2.33%	2.40%	2.33%	2.28%
After fees waived and expenses reimbursed	1.72	%(6)	1.82%	1.82%	1.70%	1.73%	1.78%

Ratios of expenses to average net assets (excluding dividends on securities sold short and interest on margin account) (3):
Before fees waived and expenses reimbursed	1.82	%(6)	1.89%	2.33%	2.40%	2.30%	2.25%
After fees waived and expenses reimbursed	1.72	%(6)	1.82%	1.82%	1.70%	1.70%	1.75%

Ratios of net investment income to average net assets (3) (4)	4.05	%(6)	3.66%	2.74%	2.75%	1.75%	2.09%

Portfolio turnover rate	15	%(5)	76%	122%	130%	348%	194%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1.	ORGANIZATION

The Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”) and are successors by merger to the respective series of Northern Lights Fund Trust II. The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Global Fund’s investment objective is to seek superior risk adjusted total returns by investing across a wide variety of global assets. The Income Fund’s investment objective is to seek superior risk adjusted returns by investing in income oriented securities.

Each Fund offers one class of shares, Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)             Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

c)             Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the six months ended March 31, 2026, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, GAAP requires management of the Funds to analyze all open tax years, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. As of and during the six months ended March 31, 2026 and the years ended September 30, 2023 through September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)             Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary during the six months ended March 31, 2026.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

e)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

f)              Segment Reporting – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds operate as single reportable segments, investment companies whose investment objectives are included in Note 1. In connection with the adoption of ASU 2023-07, the President and Chief Compliance Officer of the Funds’ investment adviser, Timber Point Capital Management, LLC (the “Adviser”) has been designated as the Funds’ CODM, who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate each segment’s resources. To perform this function, the CODM reviews the information in the Funds’ Financial Statements.

g)             Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income and expenses are recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Processes and Structure

The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Valuation Designee (as described below) to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

•	Equity securities (common stock, preferred stock, warrants, ETFs and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

•	Money market funds and mutual funds – Money market funds and mutual funds are valued at their net asset value per share and are categorized as level 1.

•	Fixed income securities (asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) - Securities valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser may use inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluate the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2026.

Global Fund (2):
Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$8,458,006	$—	$—	$8,458,006
Closed-End Fund (1)	276,689	—	—	276,689
Exchange-Traded Funds (1)	16,505,253	—	—	16,505,253
Mutual Funds (1)	1,062,077	—	—	1,062,077
Asset Backed Securities	—	953	—	953
Mortgage Backed Securities	—	2,153	—	2,153
Short-Term Investment	3,216,638	—	—	3,216,638
Total Assets	$29,518,663	$3,106	$—	$29,521,769

Income Fund (2):
Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,184,500	$—	$—	$1,184,500
Closed-End Funds (1)	568,200	—	—	568,200
Exchange-Traded Funds (1)	22,320,750	—	—	22,320,750
Asset Backed Securities	—	2,920	—	2,920
Mortgage Backed Securities	—	6,459	—	6,459
Short-Term Investment	2,795,148	—	—	2,795,148
Total Assets	$26,868,598	$9,379	$—	$26,877,977

(1)	For a detailed break-out of common stock, preferred stock, closed-end funds, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

(2)	The Funds held level 3 securities with $0 market value at the beginning of the period which were liquidated at $0 during the six months ended March 31, 2026, and are no longer held. These investments did not have any impact on the Funds' net assets during the six months ended March 31, 2026 and, therefore, disclosure of the unobservable inputs used in formulating valuations is not presented.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Global Fund	$30,710,979	$23,653,092
Income Fund	5,798,318	3,485,261

There were no U.S. Government securities purchased or sold by the Funds during the six months ended March 31, 2026.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Investments in companies which are affiliates of the Funds at September 30, 2025, were sold during the six months ended March 31, 2026. The Income Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. The Global Fund was not invested in any affiliated funds at March 31, 2026. The Income Fund was not invested in any affiliated funds at March 31, 2026.

Transactions with affiliated companies during the six months ended March 31, 2026 were as follows:

Global Fund:	Value as of September 30, 2025	Shares held as of September 30, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2026	Shares held as of March 31, 2026	Income received
Income Fund	$1,309,845	156,306	$103,142	$(109,394)	$—	$(1,303,593)	$—	—	$—
Total	$1,309,845	156,306	$103,142	$(109,394)	$—	$(1,303,593)	$—	—	$—

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Under the terms of the Advisory Agreement with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

Management Fee Rates
Global Fund	0.90%
Income Fund	0.80%

For the six months ended March 31, 2026, the Adviser earned management fees as follows:

Management Fees
Global Fund	$133,255
Income Fund	105,546

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser had contractually agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limited the Total Annual Fund Operating Expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through December 31, 2025. Effective January 1, 2026, the expense limitations were reduced to 1.50% for both Funds through January 31, 2027. The expense limitation agreement can be terminated only by, or with the consent of, the Board.

For the six months ended March 31, 2026, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
Global Fund	$24,768	$—
Income Fund	10,857	—

The Global Fund invested a portion of its assets in the Income Fund, which is an affiliated Fund (Note 5). As such, the Adviser has agreed to waive its advisory fees on the portions of the Global Fund’s assets that are invested in the Income Fund.

For the six months ended March 31, 2026, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
Global Fund	$1,806

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years from the date of the waiver or reimbursement, provided that the Funds can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. Expense waivers and reimbursements made by the Funds’ prior investment adviser are also subject to possible recoupment by the Adviser under the same terms. As of March 31, 2026, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
Global Fund	125,587	September 30, 2026
Global Fund	94,435	September 30, 2027
Global Fund	72,412	September 30, 2028
Global Fund	24,768	September 30, 2029
Income Fund	100,077	September 30, 2026
Income Fund	74,460	September 30, 2027
Income Fund	15,149	September 30, 2028
Income Fund	10,857	September 30, 2029

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six months ended March 31, 2026, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
Global Fund	$64,292
Income Fund	60,281

For the six months ended March 31, 2026, M3Sixty voluntarily waived a portion of its fees earned pursuant to the ICSA as follows:

ICSA Fees Waived
Global Fund	$1,591
Income Fund	2,628

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the year and on the terms and conditions set forth in the CCO Agreement.

For the six months ended March 31, 2026, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
Global Fund	$8,448
Income Fund	8,290

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six months ended March 31, 2026, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$78,545	$—
Income Fund	953,231	—

The tax character of distributions during the year ended September 30, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$141,457	$—
Income Fund	558,891	—

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2025, the Funds’ most recent fiscal year end, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Global Fund	$3,134	$—	$(4,643,519)	$—	$1,733,297	$(2,907,088)
Income Fund	634,348	—	(3,203,522)	(2,107)	912,051	(1,659,230)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Income Fund is primarily attributable to unamortized organization expenses.

Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2025, the Funds did not defer any capital or ordinary losses.

On September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Fund	$3,978,752	$664,767	$4,643,519
Income Fund	3,074,337	129,185	3,203,522

During the year ended September 30, 2025, the Global Fund utilized $601,170 of short-term capital loss and $382,483 of long-term capital loss carryforwards and the Income Fund utilized $12,822 of short-term capital loss and $130,729 of long-term capital loss carryforwards.

There were no permanent book and tax differences that resulted in reclassifications to paid-in capital for the year ended September 30, 2025.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2026, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$29,313,781	$1,851,798	$(1,643,810)	$207,988
Income Fund	26,698,679	714,572	(535,274)	179,298

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, National Financial Services, LLC held 59.41% of the Global Fund’s shares and 55.48% of the Income Fund’s shares in omnibus accounts for the sole benefit of their customers. Charles Schwab and Co. held 25.52% of the Global Fund’s shares and 44.14% of the Income Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by National Financial Services, LLC or Charles Schwab and Co. own more than 25% of the voting securities of the Funds.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT AND SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2026 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Global Fund paid $78,545 of ordinary income distributions during the six months ended March 31, 2026. The Income Fund paid $953,231 of ordinary income distributions during the six months ended March 31, 2026.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2027 to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Timber Point Capital Management, LLC

4 Westchester Park Drive

Suite 100

White Plains, NY 10604

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-ended management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By: Randy Linscott
Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By: Randy Linscott
Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: June 4, 2026